RELATED PARTIES (Schedule of target-based cash incentives) (Details) - Executive Officer [Member] $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)
24,001 - 27,500 [Member]
Related Party Transaction [Line Items]
Level of incentive	20.00%	[1]
27,501-31,000 [Member]
Related Party Transaction [Line Items]
Level of incentive	45.00%	[1]
31,001-35,000 [Member]
Related Party Transaction [Line Items]
Level of incentive	75.00%	[1]
35,001-39,000 [Member]
Related Party Transaction [Line Items]
Level of incentive	110.00%	[1]
Above 39,001 [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%	[1]
Minimum [Member]
Related Party Transaction [Line Items]
Profit before tax targets	$ 24
Level of incentive	15.00%
Maximum [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%

[1]	Profit before tax target will not include adjustment of the value of assets and obligations to their fair value in accordance with accounting standards.